Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from government contract	$ 2,489,145	$ 3,954,576
Operating expenses:
Research and development	18,121,519	23,713,602
General and administrative	6,006,673	5,385,254
Total operating expenses	24,128,192	29,098,856
Loss from operations	(21,639,047)	(25,144,280)
Other income (expense):
Interest income	174,276	173,359
Interest expense	(0)	21,375
Total other income (expense)	174,276	151,984
Net loss	$ (21,464,771)	$ (24,992,296)
Basic and diluted:
Net loss per common share (in dollars per share)	$ (22.4)	$ (120.46)
Weighted average shares outstanding (in shares)	958,443	207,482